MINERAL PROPERTY AND ROYALTY INTERESTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
SCHEDULE OF MINERAL PROPERTY INTERESTS

	June 30, 2024	December 31, 2023
Mineral Property Interests
Lazy Claims	$-	$-
Loman	10,395	10,395
Agai-Pah	80,000	60,000
Belshazzar	80,000	60,000
Swales	60,000	60,000
Sub-total, Mineral Property Interests	230,395	190,395
Royalty Interests
Olinghouse	240,000	240,000
Palmetto	350,000	350,000
Lapon Canyon (including Sleeper claims)	325,000	-
Pikes Peak	150,000	-
Sub-total, Royalty Interests	1,065,000	590,000
Total Mineral Property and Royalty Interests	$1,295,395	$780,395

Property/Project	December 31, 2023	December 31, 2022
Lazy Claims	$-	$-
Loman	10,395	10,395
Agai-Pah	60,000	40,000
Belshazzar	60,000	40,000
Swales	60,000	40,000
Olinghouse	240,000	240,000
Palmetto Project	350,000	350,000
Total	$780,395	$720,395